Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 668	$ 829	$ 210
Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	262	390	114
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	406	439	96
Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	250	381	114
Public securities [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	24	0	0
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	382	439	96
Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	12	9	0
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	668	829	210
Level 1 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	262	390	114
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	406	439	96
Level 1 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	250	381	114
Level 1 [member] | Public securities [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	24	0	0
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	382	439	96
Level 1 [member] | Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	12	9	0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 2 [member] | Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Public securities [member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0	0	0
Level 3 [member] | Private Securities [Member] | Investments in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0	$ 0	$ 0